TAXES, CHARGES AND CONTRIBUTIONS RECOVERABLE (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024
TAXES, CHARGES AND CONTRIBUTIONS RECOVERABLE
State VAT (ICMS)	[1]	R$ 2,062,276		R$ 1,980,977
PIS and COFINS		261,261		517,616
Withholding taxes and contributions	[2]	191,475		326,802
Fistel, INSS, ISS and other taxes		98,063		87,043
Total		2,613,075		2,912,438
Current		1,937,770		2,306,093
Non-current		675,305		606,345
Deferred tax credits from acquisition of property and equipment		635,800		R$ 563,895
Recognized as other operating income		276,726	R$ 396,723
Recognized as financial income		R$ 245,491	R$ 816,038

[1]	Includes ICMS credits from the acquisition of property and equipment (available to offset in 48 months); requests for refund of ICMS paid on invoices that were subsequently cancelled; for the rendering of services; tax substitution; and tax rate difference; among others. Non-current consolidated amounts include credits arising from the acquisition of property and equipment of R$563,895 and R$635,800 on December 31, 2024 and 2023 , respectively.
[2]	Withholding income tax ("IRRF") credits on short-term investments, interest on equity and others, which are used as deduction in operations for the period and social contribution tax withheld at source on services provided to public agencies.